Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.91%
Communication services: 0.43%
Entertainment: 0.43%
Lionsgate Studios Corp.†	241,316	$2,278,023
Consumer discretionary: 11.15%
Automobile components: 1.36%
Patrick Industries, Inc.	56,914	7,180,839
Broadline retail: 1.04%
Ollie’s Bargain Outlet Holdings, Inc.†	49,756	5,488,584
Hotels, restaurants & leisure: 1.57%
Black Rock Coffee Bar, Inc. Class A†	140,837	2,099,880
Genius Sports Ltd.†	332,027	2,888,635
Life Time Group Holdings, Inc.†	113,573	3,312,924
		8,301,439
Household durables: 0.92%
Champion Homes, Inc.†	62,439	4,893,969
Leisure products: 0.78%
YETI Holdings, Inc.†	90,714	4,146,537
Specialty retail: 4.03%
Academy Sports & Outdoors, Inc.	67,578	3,717,466
Boot Barn Holdings, Inc.†	30,792	5,495,756
Burlington Stores, Inc.†	18,649	5,517,493
Signet Jewelers Ltd.	36,956	3,409,930
Valvoline, Inc.†	99,220	3,246,479
		21,387,124
Textiles, apparel & luxury goods: 1.45%
Birkenstock Holding PLC†	67,758	2,558,542
On Holding AG Class A†	113,847	5,151,577
		7,710,119
Consumer staples: 2.76%
Beverages: 0.82%
Celsius Holdings, Inc.†	83,080	4,360,038
Consumer staples distribution & retail: 0.89%
Performance Food Group Co.†	49,762	4,749,783
Food products: 0.54%
Vital Farms, Inc.†	100,551	2,860,676
Personal care products: 0.51%
Oddity Tech Ltd. Class A†	81,849	2,687,921
See accompanying notes to portfolio of investments
Allspring Small Company Growth Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Energy: 2.22%
Energy equipment & services: 2.22%
Flowco Holdings, Inc. Class A	195,505	$4,086,055
TechnipFMC PLC	138,285	7,705,240
		11,791,295
Financials: 11.29%
Banks: 2.99%
Coastal Financial Corp.†	59,153	5,665,674
Glacier Bancorp, Inc.	105,673	5,355,508
Triumph Financial, Inc.†	76,709	4,839,571
		15,860,753
Capital markets: 2.86%
Evercore, Inc. Class A	14,575	5,148,910
Stifel Financial Corp.	54,412	6,709,000
Virtu Financial, Inc. Class A	78,871	3,273,935
		15,131,845
Consumer finance: 1.39%
Dave, Inc.†	15,583	2,550,781
FirstCash Holdings, Inc.	28,214	4,810,487
		7,361,268
Financial services: 2.08%
Essent Group Ltd.	84,327	5,305,855
Sezzle, Inc.†	36,071	2,281,130
Shift4 Payments, Inc. Class A†	58,601	3,459,803
		11,046,788
Insurance: 1.97%
Palomar Holdings, Inc.†	30,601	3,781,977
Ryan Specialty Holdings, Inc. Class A	72,092	3,480,602
Skyward Specialty Insurance Group, Inc.†	71,751	3,201,530
		10,464,109
Health care: 17.53%
Biotechnology: 6.57%
ADMA Biologics, Inc.†	212,682	3,679,399
Alkermes PLC†	104,607	3,545,131
Cogent Biosciences, Inc.†	85,907	3,084,920
Cytokinetics, Inc.†	44,337	2,801,655
Kiniksa Pharmaceuticals International PLC Class A†	92,439	4,059,921
Neurocrine Biosciences, Inc.†	23,563	3,205,982
Scholar Rock Holding Corp.†	62,658	2,778,256
Soleno Therapeutics, Inc.†	48,817	1,882,384
Twist Bioscience Corp.†	94,959	3,899,966
Vericel Corp.†	83,155	2,991,917
Xenon Pharmaceuticals, Inc.†	71,242	2,921,634
		34,851,165
See accompanying notes to portfolio of investments
2 | Allspring Small Company Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.72%
Artivion, Inc.†	132,119	$5,386,491
Ceribell, Inc.†	149,024	3,071,385
iRhythm Holdings, Inc.†	22,915	3,540,597
PROCEPT BioRobotics Corp.†	75,503	2,186,567
SI-BONE, Inc.†	154,743	2,565,639
TransMedics Group, Inc.†	22,178	2,971,297
		19,721,976
Health care providers & services: 1.85%
GeneDx Holdings Corp. Class A†	28,140	2,708,757
HealthEquity, Inc.†	46,689	3,999,847
Privia Health Group, Inc.†	134,047	3,112,571
		9,821,175
Health care technology: 0.96%
Evolent Health, Inc. Class A†	303,065	972,838
Waystar Holding Corp.†	156,287	4,150,983
		5,123,821
Life sciences tools & services: 2.25%
Adaptive Biotechnologies Corp.†	168,332	3,114,142
Azenta, Inc.†	62,073	2,413,398
BioLife Solutions, Inc.†	145,963	3,181,993
Stevanato Group SpA	205,625	3,203,638
		11,913,171
Pharmaceuticals: 2.18%
Axsome Therapeutics, Inc.†	20,255	3,731,984
Ocular Therapeutix, Inc.†	252,018	2,303,444
Structure Therapeutics, Inc. ADR†	32,660	2,888,777
Trevi Therapeutics, Inc.†	250,087	2,618,411
		11,542,616
Industrials: 26.56%
Aerospace & defense: 3.31%
AAR Corp.†	47,932	5,076,478
Kratos Defense & Security Solutions, Inc.†	68,009	7,005,607
Mercury Systems, Inc.†	58,607	5,502,025
		17,584,110
Building products: 4.14%
AAON, Inc.	52,654	4,794,673
Advanced Drainage Systems, Inc.	38,297	5,822,676
Modine Manufacturing Co.†	36,362	6,714,607
Zurn Elkay Water Solutions Corp.	100,182	4,619,392
		21,951,348
See accompanying notes to portfolio of investments
Allspring Small Company Growth Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Commercial services & supplies: 1.01%
Montrose Environmental Group, Inc.†	114,108	$2,542,326
RB Global, Inc.	24,624	2,796,548
		5,338,874
Construction & engineering: 4.69%
Arcosa, Inc.	46,680	5,343,460
Construction Partners, Inc. Class A†	45,136	4,959,544
Dycom Industries, Inc.†	12,223	4,453,939
Legence Corp. Class A†	97,472	4,572,411
MYR Group, Inc.†	22,087	5,522,633
		24,851,987
Electrical equipment: 1.40%
Generac Holdings, Inc.†	23,279	3,911,803
Shoals Technologies Group, Inc. Class A†	370,729	3,499,682
		7,411,485
Ground transportation: 0.68%
Knight-Swift Transportation Holdings, Inc.	65,867	3,629,272
Machinery: 5.52%
CECO Environmental Corp.†	67,687	4,564,134
ESCO Technologies, Inc.	24,514	5,593,359
Flowserve Corp.	77,110	6,026,147
JBT Marel Corp.	31,661	4,980,592
SPX Technologies, Inc.†	38,844	8,095,478
		29,259,710
Marine transportation: 1.05%
Kirby Corp.†	47,348	5,570,966
Professional services: 3.07%
FTI Consulting, Inc.†	18,536	3,237,683
KBR, Inc.	103,280	4,421,417
SS&C Technologies Holdings, Inc.	48,304	3,955,614
Verra Mobility Corp. Class A†	241,472	4,660,410
		16,275,124
Trading companies & distributors: 1.69%
Boise Cascade Co.	46,270	3,739,079
FTAI Aviation Ltd.	19,214	5,232,356
		8,971,435
Information technology: 22.43%
Communications equipment: 1.98%
Ciena Corp.†	16,706	4,206,738
Lumentum Holdings, Inc.†	16,110	6,312,542
		10,519,280
See accompanying notes to portfolio of investments
4 | Allspring Small Company Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 3.14%
Advanced Energy Industries, Inc.	31,384	$8,014,218
Itron, Inc.†	45,757	4,533,604
Mirion Technologies, Inc. Class A†	164,289	4,080,939
		16,628,761
IT services: 0.62%
DigitalOcean Holdings, Inc.†	59,690	3,297,872
Semiconductors & semiconductor equipment: 4.70%
Allegro MicroSystems, Inc.†	110,725	4,086,860
FormFactor, Inc.†	59,676	4,206,561
MACOM Technology Solutions Holdings, Inc.†	32,041	7,018,901
Synaptics, Inc.†	62,454	5,153,080
Teradyne, Inc.	18,575	4,477,504
		24,942,906
Software: 11.21%
Agilysys, Inc.†	46,043	3,994,230
AvePoint, Inc.†	302,406	3,516,982
Box, Inc. Class A†	181,380	4,597,983
Braze, Inc. Class A†	95,227	1,982,626
CyberArk Software Ltd.†	8,857	3,815,861
JFrog Ltd.†	128,653	7,050,184
nCino, Inc.†	141,059	3,011,610
Nutanix, Inc. Class A†	73,779	2,901,728
PAR Technology Corp.†	149,341	3,914,228
Procore Technologies, Inc.†	61,103	3,451,708
PTC, Inc.†	35,443	5,533,716
Q2 Holdings, Inc.†	58,894	3,607,257
SentinelOne, Inc. Class A†	163,774	2,289,561
Sprout Social, Inc. Class A†	73,003	660,677
Varonis Systems, Inc. Class B†	115,974	3,460,664
Vertex, Inc. Class A†	102,101	1,893,974
Zeta Global Holdings Corp. Class A†	201,631	3,746,304
		59,429,293
Technology hardware, storage & peripherals: 0.78%
Pure Storage, Inc. Class A†	59,398	4,130,537
Materials: 2.54%
Chemicals: 1.48%
Element Solutions, Inc.	268,938	7,826,096
Metals & mining: 1.06%
Steel Dynamics, Inc.	31,256	5,612,640
Total common stocks (Cost $360,498,752)		513,906,730
See accompanying notes to portfolio of investments
Allspring Small Company Growth Fund | 5

Portfolio of investments—January 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.16%
Investment companies: 3.16%
Allspring Government Money Market Fund Select Class♠∞		3.63%	16,781,415	$16,781,415
Total short-term investments (Cost $16,781,415)				16,781,415
Total investments in securities (Cost $377,280,167)	100.07%			530,688,145
Other assets and liabilities, net	(0.07)			(380,609)
Total net assets	100.00%			$530,307,536

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$57,659,989	$(40,878,574)	$0	$0	$16,781,415	16,781,415	$114,440
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Growth Portfolio*	96.87%	0.00%	$48,617,094	$(82,947,677)	$1,846,819	$206	$191,618	$0

*	Liquidated on October 17, 2025
See accompanying notes to portfolio of investments
6 | Allspring Small Company Growth Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,278,023	$0	$0	$2,278,023
Consumer discretionary	59,108,611	0	0	59,108,611
Consumer staples	14,658,418	0	0	14,658,418
Energy	11,791,295	0	0	11,791,295
Financials	59,864,763	0	0	59,864,763
Health care	92,973,924	0	0	92,973,924
Industrials	140,844,311	0	0	140,844,311
Information technology	118,948,649	0	0	118,948,649
Materials	13,438,736	0	0	13,438,736
Short-term investments
Investment companies	16,781,415	0	0	16,781,415
Total assets	$530,688,145	$0	$0	$530,688,145
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Small Company Growth Fund | 7